FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INCOME
Schedule of analysis of financial income

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2023	2022	2021

Foreign currency exchange gains	2,413,002	2,492,812	6,327,128
Interest income on time deposits	504,054	331,436	137,794
Interest income on credit sales	372,293	206,912	110,747
Fair value gains on financial assets measured at fair value (Note 5)	237,515	84,362	—
Interest received on financial investment (Note 5)	1,184	—	—
Other	11,562	37,629	55,248

	3,539,610	3,153,151	6,630,917